Consolidated Statements of Operations and Comprehensive Income (Loss) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Revenues:
License and milestone revenue	$ 0	$ 7,523,438
Research revenue	0	186,233
Total revenues	0	7,709,671
Operating expenses:
Research and development	5,122,864	2,281,196
General and administrative	3,635,690	1,551,199
Reverse merger costs	1,011,630	0
Settlement for termination of certain rights in stock purchase agreement	913,446	0
Total operating expenses	10,683,630	3,832,395
Operating income (loss)	(10,683,630)	3,877,276
Other income, net	38,476	10,313
Income (loss) before income tax expense	(10,645,154)	3,887,589
Income tax benefit (expense)	55,048	(684)
Net income (loss)	(10,590,106)	3,886,905
Basic earnings (loss) per share attributable to common stock (in dollars per share)	$ (1.44)	$ 0.85
Weighted average common shares outstanding, basic (in shares)	7,363,076	4,455,790
Diluted earnings (loss) per share attributable to common stock (in dollars per share)	$ (1.44)	$ 0.85
Weighted average common shares outstanding, diluted (in shares)	7,363,076	4,455,790
Comprehensive income (loss)	$ (10,590,106)	$ 3,886,905